Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Seligman Global Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class A
Trading Symbol	SHGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 61	1.26% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

Columbia Seligman Global Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class C
Trading Symbol	SHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 96	2.01% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.01%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

Columbia Seligman Global Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional Class
Trading Symbol	CSGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	1.01% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

Columbia Seligman Global Technology Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 2 Class
Trading Symbol	SGTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.96% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

Columbia Seligman Global Technology Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

Columbia Seligman Global Technology Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class R
Trading Symbol	SGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 73	1.51% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.51%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

Columbia Seligman Global Technology Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class S
Trading Symbol	CSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 49	1.01% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 2,128,392,277
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,128,392,277
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	5.8%
Lam Research Corp.	5.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	4.3%
Apple, Inc.	4.1%
Bloom Energy Corp., Class A	3.7%
Visa, Inc., Class A	3.1%
Applied Materials, Inc.	2.9%
Oracle Corp.	2.6%

[1]	Annualized.